CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

	December 31, 2017	December 31, 2016
Cash	$489.2	$652.0
Short-term deposits with initial maturities of three months or less	174.9	—
	$664.1	$652.0